T. ROWE PRICE GROWTH ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 13.6%
Entertainment 1.7%
Netflix (1)	6,547	4,644
Spotify Technology (1)	3,815	1,406
		6,050
Interactive Media & Services 11.5%
Alphabet, Class A	120,477	19,981
Meta Platforms, Class A	33,843	19,373
		39,354
Wireless Telecommunication Services 0.4%
T-Mobile US	6,262	1,292
		1,292
Total Communication Services		46,696
CONSUMER DISCRETIONARY 13.4%
Automobiles 0.9%
Tesla (1)	12,118	3,171
		3,171
Broadline Retail 7.4%
Amazon.com (1)	118,965	22,167
Coupang, Class A (1)	57,785	1,418
MercadoLibre (1)	807	1,656
		25,241
Hotels, Restaurants & Leisure 2.7%
Booking Holdings	772	3,252
Chipotle Mexican Grill (1)	43,821	2,525
DraftKings (1)	17,585	689
Hilton Worldwide Holdings	6,702	1,545
Starbucks	14,330	1,397
		9,408
Specialty Retail 2.3%
Home Depot	8,062	3,267
O'Reilly Automotive (1)	1,168	1,345
Ross Stores	18,460	2,778
Ulta Beauty (1)	1,305	508
		7,898

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica (1)	1,017	276
		276
Total Consumer Discretionary		45,994
CONSUMER STAPLES 1.2%
Beverages 0.3%
Constellation Brands, Class A	1,380	356
PepsiCo	2,970	505
		861
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale	3,029	2,685
Dollar General	6,204	525
		3,210
Total Consumer Staples		4,071
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger	23,876	1,001
Total Energy		1,001
FINANCIALS 8.4%
Capital Markets 1.3%
Cboe Global Markets	2,648	542
Charles Schwab	17,946	1,163
S&P Global	1,118	578
Tradeweb Markets, Class A	18,579	2,298
		4,581
Financial Services 6.8%
Apollo Global Management	7,197	899
Fiserv (1)	34,858	6,262
Mastercard, Class A	18,044	8,910
Visa, Class A	26,576	7,307
		23,378
Insurance 0.3%
Marsh & McLennan	4,322	964
		964
Total Financials		28,923
HEALTH CARE 11.2%
Biotechnology 1.0%
Argenx SE, ADR (1)	2,569	1,392
Legend Biotech, ADR (1)	11,081	540
Regeneron Pharmaceuticals (1)	530	557

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Vertex Pharmaceuticals (1)	2,270	1,056
		3,545
Health Care Equipment & Supplies 2.9%
Becton Dickinson	5,430	1,309
Intuitive Surgical (1)	11,126	5,466
Stryker	8,713	3,148
		9,923
Health Care Providers & Services 3.6%
Cigna	10,059	3,485
Elevance Health	1,240	645
HCA Healthcare	2,428	987
McKesson	2,300	1,137
UnitedHealth Group	10,303	6,024
		12,278
Life Sciences Tools & Services 0.7%
Danaher	9,148	2,543
		2,543
Pharmaceuticals 3.0%
Eli Lilly	11,028	9,770
Zoetis	2,610	510
		10,280
Total Health Care		38,569
INDUSTRIALS & BUSINESS SERVICES 4.2%
Aerospace & Defense 1.1%
Howmet Aerospace	22,375	2,243
TransDigm Group	1,087	1,551
		3,794
Commercial Services & Supplies 0.5%
Cintas	5,608	1,155
Waste Connections	2,629	470
		1,625
Ground Transportation 0.4%
Uber Technologies (1)	19,330	1,453
		1,453
Industrial Conglomerates 0.2%
Roper Technologies	1,499	834
		834
Machinery 0.8%
Ingersoll-Rand	26,042	2,556
		2,556

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 1.1%
Automatic Data Processing	4,244	1,175
Broadridge Financial Solutions	2,252	484
Equifax	6,652	1,955
		3,614
Trading Companies & Distributors 0.1%
Fastenal	6,879	491
		491
Total Industrials & Business Services		14,367
INFORMATION TECHNOLOGY 46.9%
Communications Equipment 0.4%
Arista Networks (1)	3,261	1,252
		1,252
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A	55,737	3,632
		3,632
IT Services 0.7%
Shopify, Class A (1)	29,466	2,361
		2,361
Semiconductors & Semiconductor Equipment 14.7%
Advanced Micro Devices (1)	18,392	3,018
Analog Devices	3,165	728
ASML Holding NV	1,943	1,619
Broadcom	30,362	5,237
Entegris	5,872	661
KLA	675	523
Lam Research	1,123	916
Monolithic Power Systems	575	532
NVIDIA	288,538	35,040
QUALCOMM	6,028	1,025
Taiwan Semiconductor Manufacturing, ADR	7,000	1,216
		50,515
Software 20.1%
Adobe (1)	7,976	4,130
Atlassian, Class A (1)	7,198	1,143
Autodesk (1)	3,200	881
Cadence Design Systems (1)	6,386	1,731
Dynatrace (1)	20,207	1,080
Fair Isaac (1)	1,207	2,346
HubSpot (1)	2,234	1,188
Intuit	10,265	6,375
Microsoft	90,996	39,156

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Palo Alto Networks (1)	2,737	935
Salesforce.com	7,482	2,048
Samsara, Class A	19,066	917
ServiceNow (1)	5,358	4,792
Synopsys (1)	2,954	1,496
Workday (1)	2,732	668
		68,886
Technology Hardware, Storage & Peripherals 9.9%
Apple	146,390	34,109
		34,109
Total Information Technology		160,755
MATERIALS 0.5%
Chemicals 0.5%
Linde	2,124	1,013
Sherwin-Williams	1,476	563
Total Materials		1,576
Total Common Stocks (Cost $303,428)		341,952
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.94% (2)	1,068,888	1,069
Total Short-Term Investments (Cost $1,069)		1,069
Total Investments in Securities 100.0% of Net Assets (Cost $304,497)		$343,021
Other Assets Less Liabilities (0.0%)		(51)
Net Assets 100.0%		$342,970

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1073-054Q3
09/24